Going Concern	12 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Unaudited
Going Concern

Note 2: Going Concern

The Company has sustained a cumulative net loss and accumulated deficit of $857,012, since inception of the Company on September 21, 2011. The Company's continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations, which it has not been able to accomplish to date, and /or obtain additional financing from its stockholders and/or other third parties.

Management plans to raise additional funds for operations through a private placement that is ongoing and through September 30, 2013, the Company has raised $339,500, including $26,000 proceeds from conversion from two notes payable. The private placement is for up to $1,000,000. In addition, the Company has  generated $70,000  revenue through the sales of LLLT machines.

These financial statements have been prepared on a going concern basis, which assumes the Company will continue its operations. The continuation of the Company as a going concern is dependent upon financial support from its stockholders, the ability of the Company to obtain necessary equity financing to continue operations, or successfully locating and negotiating with a business entity for the combination of that target company with the Company.

There is no assurance that the Company will ever be profitable. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Note 2: Going Concern

The Company has sustained a cumulative net loss and accumulated deficit of $852,178, since inception of the Company on September 21, 2011. The Company's continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations, which it has not been able to accomplish to date, and /or obtain additional financing from its stockholders and/or other third parties.

Management plans to raise additional funds for operations through a private placement that is ongoing and through December 31, 2013, the Company has raised $339,500, including $26,000 proceeds from conversion from two notes payable. The private placement is for up to $1,000,000. In addition, the Company has generated $232,435 in revenues through the sales of LLLT machines during the three months ended December 31, 2013.

These financial statements have been prepared on a going concern basis, which assumes the Company will continue its operations. The continuation of the Company as a going concern is dependent upon financial support from its stockholders, the ability of the Company to obtain necessary equity financing to continue operations, successfully locating and negotiate with a business entity for the combination of that target company with the Company.

There is no assurance that the Company will ever be profitable. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.